Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2014
No Load | Forward Select Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Forward Select Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. For the period July 31, 2013 – December 31, 2013, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses of the Fund, Other Expenses of the Subsidiary and Interest Expense on Borrowings are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a portfolio of equity, fixed income, and hybrid securities that Forward Management, LLC (the “Advisor”) believes offer opportunities for total return, consisting of both income and capital appreciation. In considering investments, the Advisor pursues a value-oriented philosophy focused on an issuer’s cash flow, asset quality and management capability. The Fund’s allocations to equity, fixed income and hybrid securities will vary over time based upon the Manager’s assessment of general market and economic conditions and may shift frequently. Although the Fund normally holds a portfolio of equity, fixed income, and hybrid securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The equity securities in which the Fund may invest include common and preferred stock (including convertible preferred stock), depository receipts, rights and warrants to subscribe for the purchase of equity securities, interests in real estate investment trusts (“REITs”), and interests in master limited partnerships (“MLPs”). The Fund may invest in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges without limitation.

The fixed income securities in which the Fund may invest include U.S. and non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities, short-term debt obligations of foreign governments, and foreign money market instruments, which may be denominated in foreign currencies. The Fund may invest in fixed income securities of any quality and maturity.

Hybrid securities are securities that have characteristics of both equity and debt securities. The Fund may invest in hybrid securities of U.S. and non-U.S. issuers, including hybrid securities denominated in foreign currencies. The Fund may invest in hybrid securities of issuers in all market capitalization ranges and of any quality and maturity.

The Fund may invest directly or indirectly in restricted securities or securities that are deemed to not be readily marketable. The Fund’s investments in these securities may include equity or fixed income securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC, including offerings outside the United States.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may also engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

		The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including exchange-traded funds (“ETFs”) that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Value Stocks: Investment in the securities of companies believed to be undervalued involves the risk that such securities may, in fact, be appropriately priced. In addition, the markets may favor growth stocks over stocks that are undervalued.

		Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not yet have a full calendar year of investment returns.
No Load | Forward Select Opportunity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.63%	[2]
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.34%	[2],[3]
Interest Expense on Borrowings	rr_Component3OtherExpensesOverAssets	0.07%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	$ 202
3 Years	rr_ExpenseExampleYear03	686
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	686
No Load | Forward Select Opportunity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.53%	[2]
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.34%	[2],[3]
Interest Expense on Borrowings	rr_Component3OtherExpensesOverAssets	0.07%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.64%
1 Year	rr_ExpenseExampleYear01	167
3 Years	rr_ExpenseExampleYear03	580
1 Year	rr_ExpenseExampleNoRedemptionYear01	167
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 580

[1]	The Fund may invest a portion of its assets in a wholly owned Cayman subsidiary. The subsidiary has entered into a separate advisory agreement with Forward Management, LLC ("Forward Management") for the management of the subsidiary's portfolio pursuant to which the subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the subsidiary is in place.
[2]	Other Expenses of the Fund, Other Expenses of the Subsidiary and Interest Expense on Borrowings are based on estimated amounts for the current fiscal year.
[3]	Other Expenses of the Subsidiary include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the subsidiary, including administrative, audit, custody and legal expenses.
[4]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, expenses of the subsidiary, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.58% and 1.23%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.